                  SEPTEMBER 29, 2000 SUPPLEMENT TO THE TRAVELERS CORPORATE OWNED
                                  VARIABLE UNIVERSAL LIFE INSURANCE 20000 POLICY
                                                    PROSPECTUS DATED MAY 1, 2000

THE FOLLOWING INFORMATION REPLACES THE "REDUCTION OR ELIMINATION OF CHARGES" SECTION ON PAGE 25:

REDUCTION OR ELIMINATION OF CHARGES

The policy is available for purchase by individuals, corporations and other groups. The Company may reduce or eliminate certain charges (sales load, surrender charge, monthly administrative charge, monthly cost of insurance charge, or other charges), where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to the Company. These charges may be reduced in certain group, sponsored arrangements or special programs. Eligibility for reduction in charges and the amount of any reduction is determined by a number of factors, including:

-        the number of insureds;

-        the total premium expected to be paid;

-        total assets under management for the policy owner;

-        the nature of the relationship among individual insureds;

-        the purpose for which the policies are being purchased;

-        the expected persistency of individual policies; and

-        any other circumstances which are expected to reduce expenses.

The extent and nature of reductions may change from time to time. The charge structure may vary. Variations are determined in a manner not unfairly discriminatory to policy owners which reflects differences in costs of service.

The following information supplements the information in the Average Annual Returns table in the Appendix on page A-2:

                    AVERAGE ANNUAL RETURNS THORUGH 12/31/99
               TRAVELERS CORPORATE VARIABLE LIFE FUND PERFORMANCE

---------------------------------------------- ----------------------------------------------------------------------- --------
                                                                       AVERAGE ANNUAL RETURNS
---------------------------------------------- ----------------------------------------------------------------------- --------
INVESTMENT OPTION                  INCEPTION   MO         QTR        YTD      1 YR       3 YR       5 YR       10YR    SINCE
                                   DATE                                                                                INCEPTION
---------------------------------- ----------- ---------- ---------- -------- ---------- ----------- --------- ------- --------
Fidelity VIP Contrafund            13-Jan-95   8.85%      17.15%     23.35%   23.35%     25.23%      26.84%      -     26.84%
Portfolio - Service Class 2
---------------------------------- ----------- ---------- ---------- -------- ---------- ----------- --------- ------- --------
Franklin Small Cap Fund - Class 2  1-May-98    15.45%     39.37%     72.13%   72.13%         -          -        -     31.44%
---------------------------------- ----------- ---------- ---------- -------- ---------- ----------- --------- ------- --------
Janus Aspen Series Balanced        13-Sep-93   7.70%      16.14%     25.96%   25.96%     26.81%      23.85%      -     19.82%
Portfolio - Service Shares
---------------------------------- ----------- ---------- ---------- -------- ---------- ----------- --------- ------- --------
Janus Aspen Series Global          18-Jan-00   N/A        N/A        N/A      N/A        N/A         N/A       N/A     N/A
Technology Portfolio - Service
Shares
---------------------------------- ----------- ---------- ---------- -------- ---------- ----------- --------- ------- --------
Janus Aspen Series Worldwide       13-Sep-93   15.50%     42.04%     63.57%   63.57%     36.50%      32.70%    -       28.89%
Growth Portfolio - Service Shares
---------------------------------- ----------- ---------- ---------- -------- ---------- ----------- --------- ------- --------


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